Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 2,053,853	$ 2,238,943	$ 1,710,512
Other receivable		7,617	232,597
Lease payments receivable - short term	68,654	64,486	59,319
Prepaid expenses	207,793	426,921	472,489
Total current assets	2,330,300	2,737,967	2,474,917
Fixed assets, net of accumulated depreciation	8,298	12,080	2,315
Other assets	43,908	24,788	21,961
Lease payments receivable - long term	221,221	273,244	337,730
Total assets	2,603,727	3,048,079	2,836,923
Current liabilities:
Accounts payable	1,080,110	765,439	529,558
Accrued expenses	1,020,950	659,455	394,558
Notes payable	28,769	285,170	276,670
Derivative liabilities		4,194,634	175,853
Total current liabilities	2,129,829	5,904,698	1,376,639
Promissory notes payable, net of discount of $4,548,543 and $0		2,656,457
Total liabilities	2,129,829	8,561,155	1,376,639
Commitments and contingencies
Stockholders' Equity (Deficit) :
Preferred stock value
Common stock, $0.001 par value, 100,000,000 shares authorized, 12,549,870 and 12,528,374 shares issued and outstanding, respectively	30,981	12,550	12,528
Additional paid-in capital	107,982,692	88,818,681	86,831,211
Accumulated deficit	(107,539,775)	(94,344,307)	(85,383,455)
Total stockholders' equity (deficit)	473,898	(5,513,076)	1,460,284
Total liabilities and stockholders' equity (deficit)	2,603,727	3,048,079	2,836,923
Preferred Class A [Member]
Stockholders' Equity (Deficit) :
Preferred stock value
Total stockholders' equity (deficit)